Income Taxes - Deferred Income Tax Asset (Details) - CAD CAD in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	CAD 100.0	CAD 63.0			CAD 100.0	CAD 63.0
Capital losses on foreign exchange					556.0	926.0
Deferred income tax liabilities	11,533.0	11,243.0			11,533.0	11,243.0
Deferred income tax liability (asset)	11,433.0	11,180.0			CAD 11,433.0	CAD 11,180.0	CAD 9,919.0
Tax rate					27.01%	27.00%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	75.0	125.0			CAD 75.0	CAD 125.0
Earnings retained in our investments in foreign subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	CAD 9,600.0	CAD 9,900.0			CAD 9,600.0	CAD 9,900.0
Change in corporate income tax rate | Government Of Quebec
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		11.90%
Enacted tax rate		11.50%
Term in which the enacted tax rate will be in effect		4 years
Deferred income tax expense (recovery)		CAD 10.0
Change in corporate income tax rate | Government of U.K.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			50.00%
Enacted tax rate			40.00%
Deferred income tax expense (recovery)			CAD 180.0
United States Government
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate					35.00%
Deferred income tax expense (recovery)					CAD (124.0)
United States Government | Scenario, Forecast [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate				21.00%
Government of British Columbia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	11.00%
Enacted tax rate	12.00%
Deferred income tax expense (recovery)	CAD 18.0